Liquidity Condition and Going Concern (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Liquidity Condition and Going Concern [Line Items]
Working capital deficits	$ 97,098,264		$ 123,859,320
Contract liabilities from third parties	84,704,620		$ 80,348,303
Cash flow operating activities	33,439,100	$ 3,721,457
Borrowing aggregate amount	40,492,046
Third party and Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Contract liabilities from third parties	$ 133,423,299